Price Risk Management Assets And Liabilities (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2013 ETP [Member]	Dec. 31, 2013 Regency [Member]	Dec. 31, 2013 Netting [Member] Regency [Member]
Loss Contingency, Range of Possible Loss, Maximum			$ 4,000,000
Option Premiums	(7,000,000)
Expected gains (losses) related to commodity derivatives to be reclassified into earnings over next year related to amounts currently reported in AOCI		4,000,000	1,000,000
Derivative Asset, Fair Value, Gross Liability				$ 1,000,000